Schedule of property and equipment estimated useful lives (Details)	Sep. 30, 2025
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	1 year
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	1 year